Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 9.0%
Interactive Media & Services 7.1%
Alphabet, Inc., Class A(a)	9,470	25,318,234
Alphabet, Inc., Class C(a)	54,517	145,304,705
Facebook, Inc., Class A(a)	124,278	42,178,711
Total		212,801,650
Media 1.0%
Charter Communications, Inc., Class A(a)	43,056	31,325,823
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc.(a)	204,659	26,147,234
Total Communication Services		270,274,707
Consumer Discretionary 12.8%
Automobiles 0.9%
Tesla Motors, Inc.(a)	33,894	26,284,119
Hotels, Restaurants & Leisure 5.0%
Booking Holdings, Inc.(a)	9,730	23,097,755
Las Vegas Sands Corp.(a)	208,100	7,616,460
Marriott International, Inc., Class A(a)	153,820	22,779,204
McDonald’s Corp.	190,186	45,855,746
Starbucks Corp.	191,928	21,171,578
Yum! Brands, Inc.	235,164	28,762,909
Total		149,283,652
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.(a)	46,345	152,245,179
Specialty Retail 1.9%
Lowe’s Companies, Inc.	97,444	19,767,490
O’Reilly Automotive, Inc.(a)	22,098	13,503,204
Ross Stores, Inc.	60,075	6,539,163
TJX Companies, Inc. (The)	270,094	17,820,802
Total		57,630,659
Total Consumer Discretionary		385,443,609
Consumer Staples 4.7%
Beverages 3.2%
Coca-Cola Co. (The)	958,411	50,287,825
PepsiCo, Inc.	312,944	47,069,907
Total		97,357,732
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.9%
Mondelez International, Inc., Class A	470,270	27,360,309
Household Products 0.6%
Kimberly-Clark Corp.	133,800	17,720,472
Total Consumer Staples		142,438,513
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Pioneer Natural Resources Co.	19,662	3,273,920
Total Energy		3,273,920
Financials 11.5%
Banks 4.4%
Bank of America Corp.	572,205	24,290,102
Truist Financial Corp.	464,782	27,259,464
U.S. Bancorp	383,044	22,768,136
Wells Fargo & Co.	1,240,810	57,585,992
Total		131,903,694
Capital Markets 4.3%
Bank of New York Mellon Corp. (The)	490,573	25,431,304
Charles Schwab Corp. (The)	399,956	29,132,795
Goldman Sachs Group, Inc. (The)	82,285	31,106,198
Morgan Stanley	156,670	15,245,558
S&P Global, Inc.	69,322	29,454,225
Total		130,370,080
Insurance 2.8%
Chubb Ltd.	109,829	19,053,135
Marsh & McLennan Companies, Inc.	258,242	39,105,586
Progressive Corp. (The)	88,785	8,025,276
RenaissanceRe Holdings Ltd.	121,733	16,969,581
Total		83,153,578
Total Financials		345,427,352
Health Care 14.0%
Biotechnology 1.9%
AbbVie, Inc.	274,001	29,556,488
Biogen, Inc.(a)	36,090	10,213,109
Regeneron Pharmaceuticals, Inc.(a)	28,983	17,539,932
Total		57,309,529
Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.5%
Boston Scientific Corp.(a)	873,845	37,916,134
Danaher Corp.	117,854	35,879,472
Intuitive Surgical, Inc.(a)	11,478	11,410,854
Medtronic PLC	226,289	28,365,326
Zimmer Biomet Holdings, Inc.	142,206	20,813,270
Total		134,385,056
Health Care Providers & Services 2.6%
Centene Corp.(a)	163,692	10,199,649
Cigna Corp.	147,508	29,525,201
UnitedHealth Group, Inc.	100,592	39,305,318
Total		79,030,168
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	352,758	20,872,691
Eli Lilly & Co.	239,101	55,244,286
Johnson & Johnson	323,324	52,216,826
Zoetis, Inc.	119,078	23,117,803
Total		151,451,606
Total Health Care		422,176,359
Industrials 10.3%
Aerospace & Defense 1.4%
Howmet Aerospace, Inc.	926,389	28,903,337
Northrop Grumman Corp.	33,871	12,198,641
Total		41,101,978
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	114,788	20,902,895
Airlines 0.5%
Delta Air Lines, Inc.(a)	371,409	15,825,738
Commercial Services & Supplies 0.9%
Waste Connections, Inc.	217,846	27,433,347
Electrical Equipment 1.0%
Eaton Corp. PLC	207,753	31,019,600
Industrial Conglomerates 1.0%
General Electric Co.	306,678	31,597,034
Machinery 2.1%
Caterpillar, Inc.	122,727	23,559,902
Deere & Co.	52,698	17,657,519
Common Stocks (continued)
Issuer	Shares	Value ($)
Illinois Tool Works, Inc.	73,400	15,166,642
Stanley Black & Decker, Inc.	39,822	6,981,195
Total		63,365,258
Professional Services 0.6%
Leidos Holdings, Inc.	173,826	16,709,893
Road & Rail 2.1%
Norfolk Southern Corp.	145,399	34,786,711
Union Pacific Corp.	140,431	27,525,880
Total		62,312,591
Total Industrials		310,268,334
Information Technology 25.7%
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A	399,801	29,277,427
TE Connectivity Ltd.	102,888	14,118,291
Total		43,395,718
IT Services 7.2%
Accenture PLC, Class A	78,062	24,973,595
Affirm Holdings, Inc.(a)	31,385	3,738,895
Broadridge Financial Solutions, Inc.	139,417	23,232,449
Fidelity National Information Services, Inc.	160,807	19,566,996
Fiserv, Inc.(a)	220,913	23,969,061
FleetCor Technologies, Inc.(a)	41,942	10,958,186
MasterCard, Inc., Class A	121,437	42,221,216
Shopify, Inc., Class A(a)	5,307	7,195,124
VeriSign, Inc.(a)	106,595	21,853,041
Visa, Inc., Class A	180,088	40,114,602
Total		217,823,165
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.(a)	380,662	39,170,120
Analog Devices, Inc.	209,772	35,132,614
ASML Holding NV	16,935	12,618,438
NXP Semiconductors NV	94,941	18,596,094
QUALCOMM, Inc.	216,348	27,904,565
Total		133,421,831

2	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.5%
Ceridian HCM Holding, Inc.(a)	68,199	7,680,572
Intuit, Inc.	52,288	28,209,899
Microsoft Corp.	784,322	221,116,058
Salesforce.com, Inc.(a)	119,365	32,374,175
ServiceNow, Inc.(a)	21,200	13,192,124
Zoom Video Communications, Inc., Class A(a)	52,000	13,598,000
Total		316,170,828
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	453,162	64,122,423
Total Information Technology		774,933,965
Materials 2.7%
Chemicals 2.3%
Eastman Chemical Co.	76,543	7,710,942
Linde PLC	126,398	37,082,645
PPG Industries, Inc.	138,356	19,786,292
Sherwin-Williams Co. (The)	15,600	4,363,788
Total		68,943,667
Containers & Packaging 0.4%
WestRock Co.	250,400	12,477,432
Total Materials		81,421,099
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
American Tower Corp.	58,870	15,624,687
Equity Residential	289,832	23,453,205
Prologis, Inc.	304,582	38,203,720
Total		77,281,612
Total Real Estate		77,281,612
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.0%
Electric Utilities 3.4%
NextEra Energy, Inc.	750,014	58,891,099
Xcel Energy, Inc.	699,508	43,719,250
Total		102,610,349
Multi-Utilities 0.6%
Sempra Energy	148,400	18,772,600
Total Utilities		121,382,949
Total Common Stocks (Cost $2,507,020,219)		2,934,322,419

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	86,101,657	86,093,047
Total Money Market Funds (Cost $86,093,047)		86,093,047
Total Investments in Securities (Cost: $2,593,113,266)		3,020,415,466
Other Assets & Liabilities, Net		(7,392,281)
Net Assets		3,013,023,185

At September 30, 2021, securities and/or cash totaling $1,056,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	91	12/2021	USD	19,554,763	—	(831,027)
Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	61,365,177	493,709,489	(468,981,619)	—	86,093,047	—	35,210	86,101,657
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2021

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3QT7053_12_L01_(11/21)